EXHIBIT INDEX

Exhibit No.                    Description

Ex-101.INS                    XBRL Instance Document

Ex-101.SCH                  XBRL Taxonomy Extension Schema Document

Ex-101.CAL                  XBRL Taxonomy Extension Calculation Linkbase Document

Ex-101.DEF                  XBRL Taxonomy Extension Definition Linkbase

Ex-101.LAB                  XBRL Taxonomy Extension Labels Linkbase

Ex-101.PRE                  XBRL Taxonomy Extension Presentation Linkbase Document